Label	Element	Value
Vident International Equity Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Vident International Equity Strategy ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Vident International Equity Fund (VIDI)
(the “Fund”)

December 5, 2022

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated December 31, 2021, as previously supplemented

Effective December 31, 2022, the Fund’s name will change to the “Vident International Equity Strategy ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
Vident International Equity Strategy ETF | Vident International Equity Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VIDI